UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

ALTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Report to Shareholders.

TABLE OF CONTENTS

AltShares Event-Driven ETF - EVNT

AltShares Merger Arbitrage ETF - ARB

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2024

Fund Overview

This annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$135	1.30%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s equity special situations investments, though the merger arbitrage and credit opportunities sleeves also contributed to performance. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and energy were the top performing sectors, while health care and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the Fund’s investment in Kaleyra bonds. Top detractors included the Fund’s investments in Pacific Biosciences of California, the merger of Capri Holdings and Tapestry, and Bayer.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund, and assumes reinvestment of dividends and capital gains. Performance shown is since the inception date of the predecessor mutual fund (12/31/2014). The performance of the predecessor mutual fund reflects fee waivers. If fee waivers had not been in place, performance would have been lower. High, double-digit returns are atypical and may not be repeatable.

Total Return Based on $10,000 Investment*

	AltShares Event-Driven ETF $14,595	S&P 500® Index $30,180	ICE BofA U.S. 3-Month Treasury Bill Index $11,570	Bloomberg U.S. Aggregate Bond Index $11,114
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,000	$9,897	$10,000	$10,008
1/31/2015	$10,060	$9,600	$10,000	$10,218
2/28/2015	$10,160	$10,152	$10,000	$10,122
3/31/2015	$10,060	$9,991	$10,000	$10,169
4/30/2015	$10,230	$10,087	$10,000	$10,132
5/31/2015	$10,120	$10,217	$10,000	$10,108
6/30/2015	$9,920	$10,019	$10,001	$9,998
7/31/2015	$9,870	$10,229	$10,000	$10,067
8/31/2015	$9,590	$9,612	$10,002	$10,053
9/30/2015	$9,320	$9,374	$10,002	$10,121
10/31/2015	$9,460	$10,164	$10,001	$10,122
11/30/2015	$9,280	$10,195	$10,002	$10,096
12/31/2015	$9,258	$10,034	$10,005	$10,063
1/31/2016	$9,187	$9,536	$10,005	$10,201
2/29/2016	$9,167	$9,523	$10,008	$10,274
3/31/2016	$9,217	$10,169	$10,012	$10,368
4/30/2016	$9,379	$10,209	$10,015	$10,408
5/31/2016	$9,399	$10,392	$10,016	$10,411
6/30/2016	$9,359	$10,419	$10,020	$10,598
7/31/2016	$9,500	$10,803	$10,022	$10,665
8/31/2016	$9,652	$10,818	$10,024	$10,652
9/30/2016	$9,631	$10,820	$10,029	$10,646
10/31/2016	$9,520	$10,623	$10,032	$10,565
11/30/2016	$9,470	$11,016	$10,033	$10,315
12/31/2016	$9,682	$11,234	$10,038	$10,329
1/31/2017	$9,732	$11,447	$10,042	$10,350
2/28/2017	$9,793	$11,902	$10,046	$10,419
3/31/2017	$9,954	$11,915	$10,048	$10,414
4/30/2017	$10,005	$12,038	$10,055	$10,494
5/31/2017	$10,086	$12,207	$10,060	$10,575
6/30/2017	$10,086	$12,283	$10,068	$10,564
7/31/2017	$10,055	$12,536	$10,077	$10,610
8/31/2017	$10,076	$12,574	$10,086	$10,705
9/30/2017	$10,106	$12,834	$10,095	$10,654
10/31/2017	$10,136	$13,133	$10,104	$10,660
11/30/2017	$10,126	$13,536	$10,113	$10,646
12/31/2017	$10,247	$13,687	$10,123	$10,695
1/31/2018	$10,267	$14,470	$10,136	$10,572
2/28/2018	$10,187	$13,937	$10,145	$10,472
3/31/2018	$10,055	$13,583	$10,159	$10,539
4/30/2018	$10,096	$13,635	$10,173	$10,461
5/31/2018	$10,227	$13,963	$10,188	$10,535
6/30/2018	$10,298	$14,049	$10,205	$10,522
7/31/2018	$10,146	$14,572	$10,222	$10,525
8/31/2018	$10,136	$15,047	$10,240	$10,593
9/30/2018	$10,055	$15,132	$10,255	$10,524
10/31/2018	$9,803	$14,098	$10,273	$10,441
11/30/2018	$9,904	$14,385	$10,295	$10,504
12/31/2018	$9,765	$13,086	$10,313	$10,696
1/31/2019	$10,157	$14,135	$10,334	$10,810
2/28/2019	$10,188	$14,589	$10,352	$10,804
3/31/2019	$10,240	$14,872	$10,375	$11,011
4/30/2019	$10,405	$15,475	$10,395	$11,014
5/31/2019	$10,188	$14,491	$10,419	$11,210
6/30/2019	$10,250	$15,513	$10,441	$11,350
7/31/2019	$10,301	$15,736	$10,461	$11,375
8/31/2019	$10,178	$15,486	$10,482	$11,670
9/30/2019	$10,167	$15,776	$10,500	$11,608
10/31/2019	$10,147	$16,118	$10,521	$11,643
11/30/2019	$10,374	$16,703	$10,533	$11,637
12/31/2019	$10,440	$17,207	$10,549	$11,629
1/31/2020	$10,556	$17,200	$10,563	$11,853
2/29/2020	$10,419	$15,784	$10,578	$12,066
3/31/2020	$10,367	$13,835	$10,609	$11,995
4/30/2020	$10,829	$15,608	$10,610	$12,208
5/31/2020	$10,987	$16,352	$10,610	$12,265
6/30/2020	$11,418	$16,677	$10,612	$12,342
7/31/2020	$11,471	$17,617	$10,614	$12,527
8/31/2020	$11,870	$18,883	$10,615	$12,426
9/30/2020	$12,091	$18,166	$10,616	$12,419
10/31/2020	$11,986	$17,683	$10,617	$12,363
11/30/2020	$12,817	$19,618	$10,618	$12,485
12/31/2020	$14,977	$20,373	$10,619	$12,502
1/31/2021	$15,385	$20,167	$10,620	$12,412
2/28/2021	$15,479	$20,723	$10,621	$12,233
3/31/2021	$15,444	$21,631	$10,622	$12,080
4/30/2021	$15,432	$22,785	$10,622	$12,176
5/31/2021	$15,490	$22,944	$10,622	$12,215
6/30/2021	$15,292	$23,480	$10,622	$12,301
7/31/2021	$14,744	$24,038	$10,622	$12,439
8/31/2021	$14,849	$24,769	$10,623	$12,415
9/30/2021	$14,978	$23,617	$10,623	$12,308
10/31/2021	$15,078	$25,271	$10,623	$12,304
11/30/2021	$14,389	$25,096	$10,623	$12,341
12/31/2021	$14,561	$26,221	$10,624	$12,309
1/31/2022	$14,331	$24,864	$10,624	$12,044
2/28/2022	$14,346	$24,120	$10,625	$11,909
3/31/2022	$14,274	$25,015	$10,628	$11,579
4/30/2022	$13,944	$22,834	$10,630	$11,139
5/31/2022	$13,858	$22,876	$10,637	$11,211
6/30/2022	$13,297	$20,987	$10,640	$11,035
7/31/2022	$13,901	$22,922	$10,645	$11,305
8/31/2022	$14,015	$21,988	$10,662	$10,985
9/30/2022	$13,599	$19,963	$10,689	$10,511
10/31/2022	$13,671	$21,579	$10,706	$10,375
11/30/2022	$13,872	$22,785	$10,740	$10,756
12/31/2022	$13,316	$21,472	$10,779	$10,708
1/31/2023	$13,802	$22,821	$10,813	$11,037
2/28/2023	$13,757	$22,264	$10,848	$10,752
3/31/2023	$14,008	$23,082	$10,895	$11,025
4/30/2023	$13,978	$23,442	$10,929	$11,092
5/31/2023	$13,640	$23,544	$10,972	$10,971
6/30/2023	$14,170	$25,100	$11,022	$10,932
7/31/2023	$14,479	$25,906	$11,066	$10,924
8/31/2023	$14,465	$25,493	$11,116	$10,854
9/30/2023	$14,258	$24,278	$11,167	$10,578
10/31/2023	$14,023	$23,768	$11,217	$10,412
11/30/2023	$14,671	$25,938	$11,267	$10,883
12/31/2023	$15,084	$27,116	$11,319	$11,300
1/31/2024	$14,714	$27,572	$11,368	$11,269
2/29/2024	$14,684	$29,044	$11,414	$11,109
3/31/2024	$14,951	$29,979	$11,466	$11,212
4/30/2024	$14,388	$28,754	$11,515	$10,929
5/31/2024	$14,595	$30,180	$11,570	$11,114

* Past performance is not a good predictor of how the Fund will perform in the future. The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

On September 20, 2021, the Fund converted from a mutual fund to an exchange-traded fund and performance prior to that date is of the predecessor mutual fund. In addition, performance prior to May 12, 2019 does not reflect the Fund's current investment strategy. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Average Annual Total Returns (%)Footnote Reference*

	1 Year	5 Years	Since Inception 12/31/14
AltShares Event-Driven ETF NAV Returns	7.01%	7.45%	4.10%
AltShares Event-Driven ETF Market Price Returns	7.01%	7.45%	4.10%
S&P 500® Index	28.19%	15.80%	12.45%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.56%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.13%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$4,524,869
Number of Portfolio Holdings	122
Total Advisory Fees Paid	$43,495
Portfolio Turnover Rate	407%

What did the Fund invest in?

The Fund invested primarily in the equity and credit securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	26.98%
Consumer, Cyclical	20.64%
Technology	16.70%
Energy	12.88%
Telecommunication Services	11.26%
Industrials	4.61%
Financials	4.18%
Materials	1.88%
Utilities	0.87%

Region Weighting (%)

Value	Value
Americas	88.17%
EMEA	11.83%

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/evnt.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Event-Driven ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2024

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2024

Fund Overview

This annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$66	0.63%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including deals that experienced favorable outcomes despite regulatory challenges and a competitive bidding scenario. Returns were sourced predominantly from US-target transactions, though UK-targeted deals also contributed to performance. Health care and industrials were the top performing sectors, while materials and consumer discretionary detracted the most from returns. Top contributors included the acquisition of Seagen by Pfizer, the acquisition of Horizon Therapeutics by Amgen, and the acquisition of Everbridge by Thoma Bravo. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the acquisition of ANSYS by Synopsys.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund, and assumes reinvestment of dividends and capital gains. Performance shown is since the inception date of the Fund (5/7/2020). Performance reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Total Return Based on $10,000 Investment*

	AltShares Merger Arbitrage ETF $11,533	S&P 500® Index $19,767	Water Island Merger Arbitrage USD Hedged Index $12,177	ICE BofA U.S. 3-Month Treasury Bill Index $10,905	Bloomberg U.S. Aggregate Bond Index $9,153
5/7/2020	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/2020	$9,824	$10,710	$9,795	$10,000	$10,101
6/30/2020	$9,784	$10,923	$9,772	$10,002	$10,165
7/31/2020	$10,188	$11,538	$10,205	$10,004	$10,317
8/31/2020	$10,200	$12,368	$10,251	$10,005	$10,234
9/30/2020	$10,180	$11,898	$10,242	$10,006	$10,228
10/31/2020	$10,280	$11,581	$10,363	$10,007	$10,182
11/30/2020	$10,384	$12,849	$10,473	$10,008	$10,282
12/31/2020	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/2021	$10,391	$13,209	$10,487	$10,010	$10,223
2/28/2021	$10,308	$13,573	$10,438	$10,011	$10,075
3/31/2021	$10,403	$14,167	$10,490	$10,011	$9,949
4/30/2021	$10,535	$14,923	$10,676	$10,011	$10,028
5/31/2021	$10,638	$15,028	$10,790	$10,012	$10,061
6/30/2021	$10,588	$15,378	$10,771	$10,011	$10,131
7/31/2021	$10,551	$15,744	$10,720	$10,012	$10,245
8/31/2021	$10,588	$16,222	$10,767	$10,012	$10,225
9/30/2021	$10,592	$15,468	$10,800	$10,013	$10,136
10/31/2021	$10,695	$16,552	$10,826	$10,012	$10,134
11/30/2021	$10,695	$16,437	$10,859	$10,013	$10,164
12/31/2021	$10,749	$17,174	$10,948	$10,014	$10,138
1/31/2022	$10,773	$16,285	$10,919	$10,013	$9,919
2/28/2022	$10,835	$15,797	$10,960	$10,014	$9,809
3/31/2022	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/2022	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/2022	$10,765	$14,983	$10,930	$10,026	$9,233
6/30/2022	$10,749	$13,746	$10,914	$10,028	$9,089
7/31/2022	$10,922	$15,013	$11,082	$10,033	$9,311
8/31/2022	$11,041	$14,401	$11,158	$10,049	$9,048
9/30/2022	$10,963	$13,075	$11,095	$10,074	$8,657
10/31/2022	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/2022	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/2022	$11,040	$14,063	$11,210	$10,159	$8,819
1/31/2023	$10,972	$14,947	$11,178	$10,191	$9,090
2/28/2023	$10,976	$14,582	$11,150	$10,224	$8,855
3/31/2023	$10,869	$15,118	$11,189	$10,268	$9,080
4/30/2023	$10,980	$15,354	$11,272	$10,301	$9,135
5/31/2023	$10,650	$15,420	$11,148	$10,341	$9,036
6/30/2023	$10,903	$16,439	$11,372	$10,388	$9,003
7/31/2023	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/2023	$11,165	$16,697	$11,673	$10,477	$8,940
9/30/2023	$11,237	$15,901	$11,762	$10,525	$8,712
10/31/2023	$11,250	$15,567	$11,779	$10,572	$8,575
11/30/2023	$11,336	$16,988	$11,879	$10,619	$8,963
12/31/2023	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/2024	$11,413	$18,059	$12,000	$10,714	$9,281
2/29/2024	$11,533	$19,023	$12,105	$10,758	$9,150
3/31/2024	$11,640	$19,635	$12,215	$10,807	$9,234
4/30/2024	$11,439	$18,833	$12,064	$10,853	$9,001
5/31/2024	$11,533	$19,767	$12,177	$10,905	$9,153

* Past performance is not a good predictor of how the Fund will perform in the future. The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Average Annual Total Returns (%)Footnote Reference*

	1 Year	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	8.25%	3.57%
AltShares Merger Arbitrage ETF Market Price Returns	8.29%	3.57%
S&P 500® Index	28.19%	18.23%
Water Island Merger Arbitrage USD Hedged Index	9.23%	4.96%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 2.15%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$71,129,474
Number of Portfolio Holdings	127
Total Advisory Fees Paid	$377,442
Portfolio Turnover Rate	550%

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions. The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Water Island Merger Arbitrage USD Hedged Index.

Sector Weighting (%)

Value	Value
Energy	22.71%
Consumer, Non-cyclical	17.25%
Technology	17.20%
Financials	14.40%
Consumer, Cyclical	9.39%
Telecommunication Services	8.13%
Industrials	5.70%
Materials	3.16%
Utilities	2.06%

Region Weighting (%)

Value	Value
Americas	89.42%
EMEA	10.58%

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/arb.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Merger Arbitrage ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

May 31, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Francis X. Tracy, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $34,600 and $32,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023, aggregate fees of $14,757 and $14,400, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Services for which fees in the Tax Fees category are billed include Ernst & Young LLP’s (“E&Y”) review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as E&Y’s review of excise tax distribution calculations and identification and analyzation of the passive foreign investment company status of foreign corporate equities.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023, no fees were billed to the Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended May 31, 2024 and May 31, 2023 were $14,757 and $14,400, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately-designated standing Audit Committee. Francis X. Tracy and Nancy M. Morris, each of whom is an independent trustee, are the members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Annual Report

May 31, 2024

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

AltShares Trust ETF Funds   Shareholder Letter

May 31, 2024

Dear Fellow Shareholders,

We are pleased to present AltShares Trust's annual report for the fiscal year ending May 31, 2024.

In our letter one year ago, we noted the difficult year that both event-driven strategies and broader equity and credit markets had just experienced. Although several of the same macro challenges we have discussed in recent shareholder letters remain relevant today, the past 12 months was a markedly different period in terms of returns for many investors. Equity markets have been notching all-time highs with the S&P 500 index returning more than 28% for the funds' fiscal year, driven in part by exuberance over emerging technologies such as artificial intelligence ("AI"), while event-driven strategies delivered a strong year on the back of favorable regulatory developments in multiple high-profile mergers and acquisitions ("M&A") transactions.

For our own merger-related strategies, antitrust review remains a primary concern. Competition regulators, especially the Federal Trade Commission (FTC) and Department of Justice (DOJ) in the US, continue to espouse novel theories of antitrust law in their attempts to impede transactions that do not fit their views of fair competition, despite numerous failures when such cases are taken to trial. During the fiscal year, the most notable instance was perhaps Microsoft's victory in its pursuit to acquire video game developer Activision. As Microsoft and others have increasingly succeeded in challenging attempted regulatory blocks, we have seen a considerable segment of acquirers become more confident in pursuing transactions they may otherwise have avoided: after two years of lagging consolidation activity, deal flow is once again on the rise. According to Dealogic, for example, in the first five calendar months of 2024, 371 transactions worth $647 billion were announced. This compares to 318 transactions worth $441 billion in the year-ago period, representing increases of 17% in deal volume and an impressive 47% in total deal value. Yet despite these positive trends, the risk of unpredictable or extended regulatory reviews in this still-fraught regulatory environment may be holding potential deals back. We believe this indicates potential for even more growth in M&A activity as dealmakers continue to adjust to the current regulatory environment. As deal flow has improved, merger arbitrage deal spreads continue to remain compelling. While last fiscal year-end we had seen spreads more than double from the prior period, as of May 31, 2024, the average spread in Arbitrage Fund – our pure-play, diversified merger arbitrage strategy – had further increased by nearly 10% compared to the year-ago period.

Looking ahead, we anticipate healthy levels of deal flow to continue. The general availability of financing in the market and current macroeconomic outlook has strategic acquirers well-positioned to continue to seek growth via M&A. The private equity landscape, where buyers remain flush with cash waiting to be deployed, has displayed considerable strength in the face of elevated interest rates. Recent Barclays research suggests that M&A could continue to accelerate in the latter half of the year, with total deal volume for calendar year 2024 potentially increasing as much as 20% year-over-year. In the catalyst-driven credit space, in addition to merger-related investments, refinancing activity has been robust, which we expect to continue as companies seek to extend maturities. Lastly, we also see opportunities for softer catalyst investments in our broader event-driven strategies, particularly in spin-offs. The S&P US Spin-Off index returned 36% for the funds' fiscal year, and a flurry of new spin-offs are anticipated for the second half of 2024. At the same time, while we seldom attempt to predict what the future holds for broader markets, we can't help but raise an eyebrow at some of the fervor surrounding a rally that seems largely AI-driven. At this point, at least one interest rate cut by the Federal Reserve before the end of 2024 seems all but certain, which could further bolster markets, but it feels like we've been here before. Additionally, the outcome of the upcoming US presidential election is highly uncertain. For now, equity markets continue to trade at highs, seemingly full of vigor – so much so that one might wonder whether it

Annual Report | May 31, 2024

AltShares Trust ETF Funds   Shareholder Letter (continued)

May 31, 2024

makes sense to invest in non-correlated alternative strategies such as event driven. Yet we are reminded that this is a common refrain in these scenarios – one we have heard before. Before the COVID-19 pandemic, before the global financial crisis of 2007-2008, before the burst of the dot-com bubble. Diversification, it appears, may matter most when common opinion deems it least necessary.

Sincerely,
The Investment Team

Water Island Capital

The discussion of market trends and companies throughout this commentary are not intended as advice to any person regarding the advisability of investing in any particular security. Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. Our views are a reflection of our best judgment at the time of the commentary and are subject to change any time based on market and other conditions, and we have no obligation to update them.

Glossary

Deal Flow: The volume of announced mergers and acquisitions activity.

Deal Spread (also "merger spread" or "spread"): The difference between the price at which a target company's shares currently trade and the price an acquiring company has agreed to pay, which forms the rate of return in a merger arbitrage investment.

Hard Catalysts: Situations with more defined potential outcomes and higher probabilities of reaching a successful conclusion.

Soft Catalysts: Situations with less defined potential outcomes and relatively lower probabilities of reaching a successful conclusion.

Basis Point: An amount equal to 1/100 of 1%.

S&P US Spin-Off index: An index designed to measure the performance of public US companies that have been spun off from a parent company within the last four years and have a market cap of at least $1 billion.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Manager Commentary

May 31, 2024

AltShares Merger Arbitrage ETF

Fiscal Year Highlights

For the fiscal year ended May 31, 2024, AltShares Merger Arbitrage ETF returned 8.25% at net asset value ("NAV") and 8.29% at market price, net of fees. The Fund's underlying index, the Water Island Merger Arbitrage USD Hedged index, returned 9.23% gross for the same period. The Fund realized positive contribution from deals across all regions – Americas, Europe, and Asia-Pacific. On a sector basis, health care and industrials were the primary contributors to returns, while materials and consumer discretionary were the top detractors.

The Fund may utilize derivatives to implement position-level hedges or currency hedges. During the fiscal year, the Fund's investments in derivative instruments detracted from returns. Derivative performance was in line with expectations given prevailing market conditions over the period.

The Fund's top contributor for the period was its investment in the acquisition of Seagen by Pfizer. In March 2023, Pfizer – one of the premier biopharmaceutical companies in the world – reached an agreement to acquire Seagen – a US-based biotechnology company focused on the development of innovative therapies for the treatment of cancer – for $46 billion in cash, seeking to double the scale of its oncology platform. By December, the companies had received all required shareholder and regulatory approvals, after which the transaction closed, leading to gains for the Fund.

The second-largest contributor for the period was the Fund's position in the acquisition of Horizon Therapeutics by Amgen. In December 2022, Amgen – a multinational biopharmaceutical company and one of the largest independent biotech companies in the world – reached an agreement to acquire Horizon Therapeutics – a biopharmaceutical company focused on treatments for rare, autoimmune diseases – for approximately $27.8 billion in cash. Despite there being no significant overlap in the companies' drug portfolios, the Federal Trade Commission ("FTC") sued to block the transaction based on concerns about the practice of "bundling" (i.e., offering rebates or discounts for ordering multiple products) – a justification that heretofore has never been used to block a merger. While the deal spread widened on the news, we viewed the FTC's case as extremely weak, especially considering bundling actually benefits consumers by lowering prices and the products that the FTC was concerned would be discounted do not even have any competitors currently on the market that could be disadvantaged by such a practice. For its part, Amgen stated the FTC's case "defies logic and precedent" and vowed to take the fight to court. Ultimately, the FTC reconsidered its aggressive stance by withdrawing its request for a hearing – perhaps suggesting it realized the weakness in its own case – and entered into a consent agreement with Amgen, effectively clearing the path for deal completion in the US. The spread narrowed on the news, leading to gains for the Fund, and the transaction closed successfully in calendar Q4 2023.

The third-largest contributor for the fiscal year was the Fund's position in the acquisition of Everbridge by Thoma Bravo. In February 2024, Everbridge – a US-based developer of enterprise safety software – agreed to be acquired by US-based private equity firm Thoma Bravo for $1.5 billion in cash. The deal terms included a "go-shop" period during which Everbridge could solicit proposals from other bidders, and interest from other parties drove Thoma Bravo to increase its offer by more than 20% to $1.8 billion in March. Everbridge shares rose on the news, leading to gains for the Fund. The transaction is expected to close around the end of calendar Q2 2024.

Conversely, the top detractor in the portfolio was the Fund's position in the merger of Capri Holdings and Tapestry. Capri Holdings is a multinational fashion holding company that owns leading luxury goods, apparel, and footwear brands such as Michael Kors, Versace, and Jimmy Choo. In August 2023, the company agreed to be acquired by Tapestry – a multinational fashion holding company which

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Manager Commentary (continued)

May 31, 2024

owns brands such as Kate Spade and Coach – in an all-cash transaction valued at $10 billion. Post deal announcement, the companies' share prices suffered amidst a softening luxury goods market, and the deal spread experienced further volatility stemming from a second request by the FTC, which extended the timeline for regulatory review. While the transaction is still pending, we ultimately opted to exit our position to focus on opportunities with greater risk/reward potential.

The second-largest detractor for the period was the Fund's position in the acquisition of United States Steel by Nippon Steel. In December 2023, United States Steel – a US-based steel producer – reached a definitive agreement to be acquired by Nippon Steel of Japan for $13.4 billion in cash. The transaction has been met with stiff pushback from steelworkers and politicians based primarily on concerns about its potential impact to jobs and national security, including from President Biden, who has expressed a desire for United States Steel to remain a domestically owned American firm. Nippon Steel, for its part, has emphasized its deep roots in the US and said its purchase of United States Steel would strengthen the US's supply chains and economic defenses against China. While the deal appears to have been caught up in the fray of election year politics, on its merits, we believe it meets all regulatory requirements. The transaction has already received shareholder approval and regulatory approval from all required jurisdictions outside the US, and the companies continue to guide toward expected completion in the second half of 2024. We continue to maintain our exposure as we monitor this situation closely.

The third-largest detractor for the fiscal year was the Fund's position in the acquisition of ANSYS by Synopsys. In January 2024, ANSYS – a US-based developer of engineering simulation software – announced it had reached an agreement to be acquired by Synopsys – a US-based developer of advanced tools for semiconductor design and manufacturing – for $33.6 billion in cash and stock. Although the companies fall beneath the revenue-based thresholds that would require filing for antitrust review in China, the State Administration for Market Regulation ("SAMR") – China's competition regulator – notified the companies that it has nonetheless taken the position that they must file for China approval. SAMR's overreach here is yet another instance of China seeking to interfere consolidation in the sensitive semiconductor industry, perhaps in an effort to extract concessions favorable to local Chinese competitors. The companies are optimistic they will ultimately receive all required approvals and are guiding to a closing date in early 2025.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio Information

May 31, 2024

Performance (annualized returns as of May 31, 2024)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Merger Arbitrage ETF* NAV Returns	8.25%	—	—	3.57%
AltShares Merger Arbitrage ETF* Market Price Returns	8.29%	—	—	3.57%
S&P 500® Index	28.19%	—	—	18.23%
Water Island Merger Arbitrage USD Hedged Index	9.23%	—	—	4.96%
ICE BofA 3-Month Treasury Bill Index	5.45%	—	—	2.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	—	—	-2.15%

* Fund inception: 5/7/2020.

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. The performance data reflects fee waivers in effect at the time. If fee waivers were not in place, the performance depicted would be lower.You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 0.77%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report. Water Island Capital, LLC, the Fund's adviser ("Adviser"), has voluntarily agreed to reduce the Fund's advisory fee from 0.75% to 0.55% when the Fund's assets are under $100 million and to 0.65% when the Fund's assets are $100 million or more but less than $200 million. This voluntary arrangement may be eliminated by the Adviser at any time. A contractual fee waiver of 0.20% was in effect from January 31, 2022 to September 30, 2022.

The Standard and Poor's 500, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

The Water Island Merger Arbitrage USD Hedged Index ("Underlying Index") is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

May 31, 2024

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The indexes shown (other than the Underlying Index) are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy. An investor may not invest directly in an index.

AltShares Merger Arbitrage ETF Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors to the same extent as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

May 31, 2024

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the AltShares Merger Arbitrage ETF's investments (including short sales and excluding derivatives) as of the report date.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments

May 31, 2024

	Shares	Value
COMMON STOCKS - 90.18%
Aerospace & Defense - 0.52%
OHB SE(a)	7,783	$369,888
Airlines - 1.23%
Hawaiian Holdings, Inc.(a)(b)	64,020	874,513
Apparel - 1.75%
Capri Holdings Ltd.(a)	35,924	1,241,174
Banks - 3.19%
Heartland Financial USA, Inc.(b)	30,308	1,332,340
Independent Bank Group, Inc.	10,374	477,619
Virgin Money U.K. PLC	168,449	456,767
		2,266,726
Biotechnology - 5.68%
Cerevel Therapeutics Holdings, Inc.(a)(b)	32,646	1,329,998
Deciphera Pharmaceuticals, Inc.(a)	88,933	2,271,349
Olink Holding AB, ADR(a)	18,275	437,686
		4,039,033
Commercial Services - 2.70%
Nuvei Corp.	46,348	1,492,406
Sterling Check Corp.(a)(b)	27,840	428,179
		1,920,585
Computers & Computer Services - 1.32%
PlayAGS, Inc.(a)	80,996	935,504
Diversified Financial Services - 4.14%
AssetMark Financial Holdings, Inc.(a)(b)	37,707	1,296,744
Discover Financial Services(b)	10,202	1,251,377
Mattioli Woods PLC	39,335	396,470
		2,944,591
Electric - 2.08%
ALLETE, Inc.	23,461	1,481,562
Electrical Components & Equipment - 2.75%
Encore Wire Corp.	6,768	1,954,125
Energy - Alternate Sources - 2.63%
Encavis AG(a)	52,608	964,690
OX2 AB, Class B(a)	160,356	908,140
		1,872,830
Healthcare - Products - 5.38%
Axonics, Inc.(a)(b)	22,110	1,483,360
Shockwave Medical, Inc.(a)(b)	6,997	2,343,995
		3,827,355

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

	Shares	Value
COMMON STOCKS - 90.18% (Continued)
Healthcare - Services - 3.67%
Amedisys, Inc.(a)	11,236	$1,024,162
Catalent, Inc.(a)	29,475	1,585,460
		2,609,622
Home Builders - 0.63%
Redrow PLC	49,105	445,513
Home Furnishings - 2.58%
Snap One Holdings Corp.(a)(b)	39,415	422,529
Vizio Holding Corp., Class A(a)(b)	131,429	1,411,547
		1,834,076
Insurance - 1.28%
National Western Life Group, Inc., Class A	1,855	909,878
Internet - 2.68%
Perficient, Inc.(a)	25,729	1,907,805
Iron/Steel - 3.19%
Haynes International, Inc.(b)	15,828	931,003
U.S. Steel Corp.(b)	34,927	1,339,450
		2,270,453
Machinery - Construction & Mining - 0.28%
Transphorm, Inc.(a)(b)	42,227	201,845
Media - 2.66%
Endeavor Group Holdings, Inc., Class A	70,474	1,890,818
Oil & Gas - 8.14%
Chord Energy Corp.	8,340	1,546,275
Hess Corp.	15,238	2,348,176
SilverBow Resources, Inc.(a)	14,902	584,158
Southwestern Energy Co.(a)(b)	174,234	1,311,982
		5,790,591
Oil & Gas Services - 2.55%
ChampionX Corp.	55,627	1,814,553
Packaging & Containers - 0.94%
Westrock Co.	12,440	667,282
Pipelines - 2.50%
Equitrans Midstream Corp.(b)	124,771	1,781,730
Real Estate - 1.35%
McGrath RentCorp(b)	8,833	962,620
Real Estate Investment Trusts - 3.33%
Apartment Income REIT Corp.(b)	61,123	2,368,516

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

	Shares	Value
COMMON STOCKS - 90.18% (Continued)
Retail - 2.68%
Hibbett, Inc.	21,989	$1,903,808
Software - 14.21%
ANSYS, Inc.(a)	6,828	2,167,549
Darktrace PLC(a)	242,994	1,820,655
Everbridge, Inc.(a)	40,446	1,405,903
HashiCorp, Inc., Class A(a)(b)	70,279	2,359,969
Matterport, Inc.(a)(b)	292,468	1,286,859
Model N, Inc.(a)	35,699	1,067,043
		10,107,978
Telecommunications - 2.87%
Consolidated Communications Holdings, Inc.(a)(b)	91,738	403,647
GCI Liberty, Inc.(a)(c)	2,728	—
Juniper Networks, Inc.(b)	45,905	1,637,432
		2,041,079
Transportation - 1.27%
Gram Car Carriers ASA	17,563	432,537
Overseas Shipholding Group, Inc., Class A	56,070	473,791
		906,328
TOTAL COMMON STOCKS (Cost $64,257,257)		64,142,381

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.12%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.232	%(d)	3,244,716	$3,244,716
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.375	%(d)	3,244,715	3,244,715
				6,489,431
TOTAL SHORT-TERM INVESTMENTS (Cost $6,489,431)				6,489,431
Total Investments - 99.30% (Cost $70,746,688)				70,631,812
Other Assets in Excess of Liabilities - 0.70%(e)				497,662
NET ASSETS - 100.00%				$71,129,474

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At May 31, 2024, the aggregate fair market value of those securities was $20,716,375, representing 29.12% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2024, the total fair market value of these securities was $0, representing 0.0% of net assets.

(d)  Rate shown is the 7-day effective yield as of May 31, 2024.

(e)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (10.88%)
COMMON STOCKS SOLD SHORT - (10.88%)
Banks - (1.26%)
SouthState Corp.	(6,200)	$(479,322)
UMB Financial Corp.	(5,064)	(417,476)
		(896,798)
Home Builders - (0.64%)
Barratt Developments PLC	(70,704)	(453,356)
Oil & Gas - (7.12%)
Chesapeake Energy Corp.	(15,106)	(1,373,589)
Chord Energy Corp.	(8,340)	(1,546,319)
Crescent Energy Co., Class A	(27,800)	(350,280)
EQT Corp.	(43,720)	(1,796,455)
		(5,066,643)
Software - (1.86%)
Synopsys, Inc.	(2,356)	(1,321,245)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,648,053)		$(7,738,042)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Capital One Financial Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	$1	$—	$6,544	USD	1,437,483	$6,543

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	CoStar Group, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	$—	$—	$105,955	USD	824,259	$105,955
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	—	—	139,806	USD	2,016,064	139,806
Morgan Stanley & Co./ Upon Termination	UMB Financial Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	—	—	24	USD	956,740	24
Morgan Stanley & Co./ Upon Termination	WillScot Mobile Mini Holdings Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	—	—	50,036	USD	443,035	50,036
Morgan Stanley & Co./ Upon Termination	Smurfit Kappa Group PLC	Received 1 Month- ESTR Minus 87bps (3.035%)	05/29/2026	—	—	4,724	EUR	560,422	4,724
						$307,089			$307,088

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	$—	$—	$(32,348)	USD	2,502,616	$(32,348)
Morgan Stanley & Co./ Upon Termination	First Advantage Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/08/2025	—	—	(1,447)	USD	121,106	(1,447)
						$(33,795)			$(33,795)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	2,053,040	USD	2,210,242	Morgan Stanley & Co.	06/17/2024	$18,613
USD	5,536,244	EUR	5,068,460	Morgan Stanley & Co.	06/17/2024	33,736
GBP	4,763,800	USD	5,988,495	Morgan Stanley & Co.	06/17/2024	82,175
USD	2,991,064	GBP	2,341,100	Morgan Stanley & Co.	06/17/2024	7,723
NOK	10,950,300	USD	1,042,085	Morgan Stanley & Co.	06/17/2024	1,503
						$143,750
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,782,800	USD	1,941,016	Morgan Stanley & Co.	06/17/2024	$(5,542)
GBP	378,800	USD	483,379	Morgan Stanley & Co.	06/17/2024	(662)
USD	4,359,944	GBP	3,462,900	Morgan Stanley & Co.	06/17/2024	(52,944)
USD	1,462,949	NOK	15,481,600	Morgan Stanley & Co.	06/17/2024	(12,482)
USD	886,582	SEK	9,485,060	Morgan Stanley & Co.	06/17/2024	(15,279)
						$(86,909)

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	86.68%
United Kingdom	4.39%
Canada	2.10%
Sweden	1.90%
Germany	1.87%
British Virgin Islands	1.75%
Norway	0.61%
Other Assets in Excess of Liabilities	0.70%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ESTR - Euro Short-term Rate

EUR - Euro

GBP - British pound

Ltd. - Limited

NOK - Norwegian krone

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$369,888	$—	$—	$369,888
Airlines	874,513	—	—	874,513
Apparel	1,241,174	—	—	1,241,174
Banks	2,266,726	—	—	2,266,726
Biotechnology	4,039,033	—	—	4,039,033
Commercial Services	1,920,585	—	—	1,920,585

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Computers & Computer Services	$935,504	$—	$—	$935,504
Diversified Financial Services	2,944,591	—	—	2,944,591
Electric	1,481,562	—	—	1,481,562
Electrical Components & Equipment	1,954,125	—	—	1,954,125
Energy - Alternate Sources	1,872,830	—	—	1,872,830
Healthcare - Products	1,483,360	2,343,995	—	3,827,355
Healthcare - Services	2,609,622	—	—	2,609,622
Home Builders	445,513	—	—	445,513
Home Furnishings	1,834,076	—	—	1,834,076
Insurance	909,878	—	—	909,878
Internet	1,907,805	—	—	1,907,805
Iron/Steel	2,270,453	—	—	2,270,453
Machinery - Construction & Mining	201,845	—	—	201,845
Media	1,890,818	—	—	1,890,818
Oil & Gas	5,790,591	—	—	5,790,591
Oil & Gas Services	1,814,553	—	—	1,814,553
Packaging & Containers	667,282	—	—	667,282
Pipelines	1,781,730	—	—	1,781,730
Real Estate	962,620	—	—	962,620
Real Estate Investment Trusts	2,368,516	—	—	2,368,516
Retail	1,903,808	—	—	1,903,808
Software	10,107,978	—	—	10,107,978
Telecommunications	2,041,079	—	0	2,041,079
Transportation	906,328	—	—	906,328
Short-Term Investments	6,489,431	—	—	6,489,431
TOTAL	$68,287,817	$2,343,995	$0	$70,631,812
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$143,750	$—	$143,750
Equity Swaps	307,089	—	—	307,089
Liabilities
Common Stocks**	(7,738,042)	—	—	(7,738,042)
Forward Foreign Currency Exchange Contracts	—	(86,909)	—	(86,909)
Equity Swaps	(33,795)	—	—	(33,795)
TOTAL	$(7,464,748)	$56,841	$—	$(7,407,907)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

May 31, 2024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of May 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2024
Common Stock	$0	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$0	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2024:

Investments in Securities	Fair Value at May 31, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$0	Value of future recovery	Value of future recovery	$0	$0.00

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Manager Commentary

May 31, 2024

AltShares Event-Driven ETF

Fiscal Year Highlights

For the fiscal year ended May 31, 2024, AltShares Event-Driven ETF returned 7.01% at NAV and 7.01% at market price, net of fees. The Fund realized positive contribution from deals across all regions – Americas, Europe, and Asia-Pacific. On a sector basis, the top contributors for the period were information technology and energy, while health care and materials detracted the most from returns.

The Fund may utilize derivatives for several purposes, primarily to implement position-level hedges, portfolio-level hedges, or currency hedges. During the fiscal year, the Fund's investments in derivative instruments detracted from returns. Derivative performance was in line with expectations given prevailing market conditions over the period.

The Fund's top contributor for the period was its investment in the acquisition of VMware by Broadcom. In May 2022, VMware – a US-based software company specializing in cloud computing and virtualization technology – agreed to be acquired by Broadcom – a US-based semiconductor manufacturer focused on telecommunications and storage products – for $61.4 billion in cash and stock. The companies previously extended the termination date of this deal, as investigations from multiple global antitrust regulators caused lengthy delays in receiving clearances in several jurisdictions. We maintained our exposure throughout the deal given our conviction that it did not violate any competition laws. Despite the in-depth reviews, the deal ultimately received all required regulatory approvals and closed in November 2023, leading to gains for the Fund.

The second-largest contributor for the period was the Fund's position in the acquisition of Activision Blizzard by Microsoft. In January 2022, Microsoft Corp reached an agreement to acquire Activision Blizzard, a US-based developer and publisher of video game software, for $75.1 billion in cash. The deal was met not just with objections from competitors, including Sony, but also wariness amongst antitrust regulators, which caused ongoing volatility in the deal spread. During calendar Q1 2023, the UK Competition and Markets Authority ("CMA") initially signaled a favorable assessment of certain aspects of the transaction, only to block the deal early in calendar Q2 2023 based on concerns about competition in the nascent cloud gaming market – a decision which Microsoft appealed. Furthermore, the Federal Trade Commission ("FTC") took Microsoft to court seeking to block the acquisition in the US. However, not only did the FTC ultimately fail to persuade the judge that the deal would curtail competition, but it also saw its attempt to appeal the court's decision denied, clearing a path toward approval in the US. With the deal already having received approval in the EU, the CMA agreed to revisit its review and reopen discussions with Microsoft about potential remedies that could satisfy its concerns. In October 2023, the CMA and Microsoft agreed to remedies which addressed the CMA's previous concerns, included divesting Activision's rights to cloud gaming in the UK to competitor Ubisoft for at least 15 years, and the deal subsequently closed, leading to gains for the Fund.

The third-largest contributor for the fiscal year was the Fund's position in the bonds of Kaleyra. Kaleyra offers cloud communications platforms for building SMS, voice, and messaging applications. In 2022, we joined a group of investors to help fund Kaleyra's acquisition of Mgage LLC via a convertible bond offering. We believed the bonds offered attractive yields along with strong optionality via multiple potential catalysts, and during calendar Q2 2023 Kaleyra announced it had reached an agreement to be acquired by Tata Communications for $248 million in cash. Tata completed the acquisition of Kaleyra in calendar Q4 2023, leading to gains for the Fund.

Conversely, the top detractor in the portfolio was the Fund's position in Pacific Biosciences of California. Pacific Biosciences is a premier life science technology company that designs, develops,

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Manager Commentary (continued)

May 31, 2024

and manufactures advanced sequencing solutions to help scientists and clinical researchers resolve genetically complex problems. In prior commentaries, we have discussed the launch of its new Revio long-read instrument. The launch of Revio was a positive transformation for the company as it represented the most credible, long-term competitive challenge to the established leader in the industry, Illumina – which had previously attempted to acquire Pacific Biosciences, only to see the merger blocked on potential competition concerns. Nonetheless, the company issued weaker-than-expected guidance in calendar Q1 2024, as management pointed to the difficult macroeconomic backdrop driving cautious customer spend and impacting Revio placements. Stepping back, while we acknowledge the disappointing 2024 guidance, we remain confident in the long-term trajectory of the long-read sequencing market, and we continue to believe the company is well-positioned and supported by a healthy product pipeline with three products currently in development.

The second-largest detractor for the period was the Fund's position in the merger of Capri Holdings and Tapestry. Capri Holdings is a multinational fashion holding company that owns leading luxury goods, apparel, and footwear brands such as Michael Kors, Versace, and Jimmy Choo. In August 2023, the company agreed to be acquired by Tapestry – a multinational fashion holding company which owns brands such as Kate Spade and Coach – in an all-cash transaction valued at $10 billion. Post deal announcement, the companies' share prices suffered amidst a softening luxury goods market, and the deal spread experienced further volatility stemming from a second request by the FTC, which extended the timeline for regulatory review. While the transaction is still pending, we ultimately opted to exit our position to focus on opportunities with greater risk/reward potential.

The Fund's third-largest detractor for the fiscal year was its position in Bayer. Bayer is a Germany-based multinational pharmaceutical and biotechnology company and one of the largest pharmaceutical companies in the world. The company is a conglomerate of three separate, large, unrelated businesses, and has faced calls to be broken up from investors who believe it trades at a deep discount to its sum-of-the-parts value. Recent share price underperformance has, in our view, reflected the reemergence of uncertainty around litigation related primarily to PCB chemicals found in the company's weedkiller, Roundup. For the time being, we anticipate this uncertainty will continue to weigh on Bayer and be reflected in a greater discount to our materially higher sum-of-the-parts valuation. We expect more visibility on tackling longer-term litigation risk later in 2024, which should position the company to plan for a business separation.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information

May 31, 2024

Performance (annualized returns as of May 31, 2024)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Event-Driven ETF* NAV Returns	7.01%	7.45%	—	4.10%
AltShares Event-Driven ETF* Market Price Returns	7.01%	7.45%	—	4.10%
S&P 500® Index	28.19%	15.80%	—	12.45%
ICE BofA 3-Month Treasury Bill Index	5.45%	2.12%	—	1.56%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	—	1.13%

* Fund inception: 12/31/2014 (the inception date of the Predecessor Mutual Fund).

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the period prior to September 20, 2021, the inception date of the Fund. (Note 1) Performance for the period prior to May 12, 2019, does not reflect the Fund's current investment strategy.

The Total Annual Fund Operating Expense ratio for the Fund is 1.29%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report. The performance of the Predecessor Mutual Fund reflects fee waivers that were previously in effect. If fee waivers had not been in place, the performance depicted for the Predecessor Mutual Fund would have been reduced.

The Standard and Poor's 500, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio Information (continued)

May 31, 2024

The indexes shown are not intended to, and do not, parallel the risk or investment style of the Fund's investment strategy. An investor may not invest directly in an index.

AltShares Event-Driven ETF Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information (continued)

May 31, 2024

Sector Weighting

The following chart shows the sector weightings of the AltShares Event Driven ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio of Investments

May 31, 2024

	Shares	Value
COMMON STOCKS - 85.49%
Aerospace & Defense - 2.55%
Boeing Co.(a)	650	$115,446
Apparel - 4.32%
Capri Holdings Ltd.(a)	1,190	41,114
PVH Corp.(b)	700	84,007
VF Corp.(c)	5,284	70,172
		195,293
Auto Manufacturers - 0.48%
Rivian Automotive, Inc., Class A(a)(b)(c)	2,000	21,840
Biotechnology - 10.39%
Aura Biosciences, Inc.(a)(c)	5,976	43,924
Cerevel Therapeutics Holdings, Inc.(a)	3,500	142,590
Deciphera Pharmaceuticals, Inc.(a)	2,500	63,850
LAVA Therapeutics NV(a)(c)	1,000	2,260
Olink Holding AB, ADR(a)	8,307	198,953
Zai Lab Ltd., ADR(a)	1,039	18,473
		470,050
Commercial Services - 4.18%
Applus Services SA	3,259	44,980
LiveRamp Holdings, Inc.(a)(c)	1,750	54,758
Network International Holdings PLC(a)(d)	17,820	89,239
		188,977
Electric - 0.90%
PNM Resources, Inc.(c)	1,060	40,640
Electrical Components & Equipment - 1.28%
Encore Wire Corp.	200	57,746
Entertainment - 4.27%
Caesars Entertainment, Inc.(a)(c)	2,654	94,376
Cineplex, Inc.(a)	17,373	99,041
		193,417
Food - 0.46%
Albertsons Cos., Inc., Class A	1,000	20,640
Healthcare - Products - 8.00%
Axonics, Inc.(a)(c)	2,000	134,180
Pacific Biosciences of California, Inc.(a)(c)	15,000	26,850
Shockwave Medical, Inc.(a)	600	201,000
		362,030

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

	Shares	Value
COMMON STOCKS - 85.49% (Continued)
Healthcare - Services - 3.98%
Amedisys, Inc.(a)	500	$45,575
Catalent, Inc.(a)	2,500	134,475
		180,050
Home Furnishings - 1.19%
Vizio Holding Corp., Class A(a)	5,017	53,883
Internet - 3.31%
Adevinta ASA(a)	1,130	12,273
Perficient, Inc.(a)	1,259	93,355
Squarespace, Inc., Class A(a)	1,000	44,000
		149,628
Iron/Steel - 1.95%
U.S. Steel Corp.	2,300	88,205
Lodging - 4.35%
Marcus Corp.	18,500	197,025
Media - 4.00%
TEGNA, Inc.	4,000	59,640
Warner Bros Discovery, Inc.(a)	3,288	27,093
Walt Disney Co.(c)	450	46,760
Paramount Global, Class B(c)	4,000	47,640
		181,133
Oil & Gas - 5.19%
Baytex Energy Corp.	2,500	9,200
Hess Corp.	1,464	225,602
		234,802
Oil & Gas Services - 3.60%
ChampionX Corp.	5,000	163,100
Pharmaceuticals - 2.11%
Bausch Health Cos., Inc.(a)	4,000	26,240
Bayer AG, ADR(c)	8,990	69,403
		95,643
Real Estate - 2.65%
McGrath RentCorp	1,100	119,878
Real Estate Investment Trusts - 1.68%
Crown Castle, Inc.(c)	740	75,850

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

	Shares	Value
COMMON STOCKS - 85.49% (Continued)
Retail - 1.68%
Foot Locker, Inc.(c)	2,750	$76,257
Semiconductors - 2.72%
Intel Corp.(c)	1,877	57,906
Silicon Motion Technology Corp., ADR(b)(c)	834	65,127
		123,033
Software - 7.10%
ANSYS, Inc.(a)	407	129,202
HashiCorp, Inc., Class A(a)	3,500	117,530
Model N, Inc.(a)	2,000	59,780
Snowflake, Inc., Class A(a)(b)(c)	108	14,708
		321,220
Telecommunications - 3.15%
Juniper Networks, Inc.(c)	4,000	142,680
TOTAL COMMON STOCKS (Cost $4,054,433)		3,868,466

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 12.54%
Entertainment - 2.14%
Everi Holdings, Inc.(d)	07/15/2029	5.000%	$100,000	$97,083
Leisure Time - 0.98%
Vista Outdoor, Inc.(d)	03/15/2029	4.500%	45,000	44,215
Oil & Gas - 4.53%
CrownRock LP/CrownRock Finance, Inc.(d)	10/15/2025	5.625%	163,000	162,589
Endeavor Energy Resources LP/EER Finance, Inc.(d)	01/30/2028	5.750%	42,000	42,406
				204,995
Retail - 1.92%
Carrols Restaurant Group, Inc.(d)	07/01/2029	5.875%	34,000	35,114
SRS Distribution, Inc.(d)	07/01/2028	4.625%	52,000	51,701
				86,815
Software - 2.97%
Alteryx, Inc.(d)	03/15/2028	8.750%	131,000	134,407
TOTAL CORPORATE BONDS (Cost $569,980)				567,515

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 3.09%
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc.(d)(f)	05/15/2024	7.500%	$365	$11
Internet - 1.19%
TechTarget, Inc.(g)	12/15/2026	0.000%	56,000	53,620
Software - 1.90%
BlackLine, Inc.	08/01/2024	0.125%	87,000	86,086
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $139,884)				139,717

	Shares	Value
RIGHTS(a) - 0.10%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(h)(i)	2,000	$833
Contra Abiomed, Inc. CVR, Expires 12/31/2030(h)(i)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(h)(i)	415	1,004
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(h)(i)	639	2,207
TOTAL RIGHTS (Cost $3,792)		4,394

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.01%
Put Options Purchased - 0.01%
Silicon Motion Technology Corp.	06/2024	$67.50	$62,472	8	$368
TOTAL PUT OPTIONS PURCHASED (Cost $1,486)					368
TOTAL PURCHASED OPTIONS (Cost $1,486)					368
Total Investments - 101.23% (Cost $4,769,575)					4,580,460
Liabilities in Excess of Other Assets - (1.23%)(j)					(55,591)
NET ASSETS - 100.00%					$4,524,869

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Underlying security for a written/purchased call/put option.

(c)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At May 31, 2024, the aggregate fair market value of those securities was $568,942, representing 12.57% of net assets.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024, these securities had a total value of $656,765 or 14.51% of net assets.

(e)  Less than 0.005% of net assets.

(f)  Security in default on interest payments.

(g)  Represents a zero coupon bond.

(h)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,394 or 0.10% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Total		$3,792

(i)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2024, the total fair market value of these securities was $4,394, representing 0.10% of net assets.

(j)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (2.32%)
COMMON STOCKS SOLD SHORT - (2.32%)
Commercial Services - (0.94%)
WillScot Mobile Mini Holdings Corp.	(1,079)	$(42,545)
Software - (1.38%)
Synopsys, Inc.	(111)	(62,249)
TOTAL SECURITIES SOLD SHORT (Proceeds $105,349)		$(104,794)

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
PVH Corp.	06/2024	$115.00	$(36,003)	(3)	$(2,700)
Rivian Automotive, Inc.	06/2024	12.50	(16,380)	(15)	(405)
Silicon Motion Technology Corp.	06/2024	82.50	(62,472)	(8)	(720)
Snowflake, Inc.	06/2024	170.00	(13,618)	(1)	(21)
TOTAL WRITTEN OPTIONS (Premiums received $4,394)					$(3,846)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$1,176	USD	85,522	$1,176
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	74	USD	15,215	74
Morgan Stanley & Co./ Upon Termination	WillScot Mobile Mini Holdings Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	1,464	USD	7,852	1,464
						$2,714			$2,714

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$(19,386)	USD	224,714	$(19,386)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	37,750	USD	27,569	Morgan Stanley & Co.	06/17/2024	$137
USD	101,768	CAD	137,300	Morgan Stanley & Co.	06/17/2024	1,004
EUR	390	USD	418	Morgan Stanley & Co.	06/17/2024	5
USD	9,033	EUR	8,310	Morgan Stanley & Co.	06/17/2024	12
USD	91,097	GBP	71,300	Morgan Stanley & Co.	06/17/2024	238
NOK	961,000	USD	91,453	Morgan Stanley & Co.	06/17/2024	132
						$1,528
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	9,350	USD	6,902	Morgan Stanley & Co.	06/17/2024	$(41)
USD	30,892	CAD	42,330	Morgan Stanley & Co.	06/17/2024	(174)
USD	36,296	EUR	33,660	Morgan Stanley & Co.	06/17/2024	(248)
USD	103,924	NOK	1,090,900	Morgan Stanley & Co.	06/17/2024	(41)
						$(504)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	86.28%
Sweden	4.40%
Canada	2.97%
United Kingdom	1.97%
Cayman Islands	1.85%
Germany	1.53%
Spain	1.00%
British Virgin Islands	0.91%
Norway	0.27%
Netherlands	0.05%
Liabilities in Excess of Other Assets	(1.23)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

USD - United States Dollar

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2024:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$115,446	$—	$—	$115,446
Apparel	195,293	—	—	195,293
Auto Manufacturers	21,840	—	—	21,840
Biotechnology	470,050	—	—	470,050
Commercial Services	188,977	—	—	188,977
Electric	40,640	—	—	40,640
Electrical Components & Equipment	57,746	—	—	57,746
Entertainment	193,417	—	—	193,417
Food	20,640	—	—	20,640
Healthcare - Products	161,030	201,000	—	362,030
Healthcare - Services	180,050	—	—	180,050
Home Furnishings	53,883	—	—	53,883
Internet	149,628	—	—	149,628
Iron/Steel	88,205	—	—	88,205
Lodging	197,025	—	—	197,025
Media	181,133	—	—	181,133
Oil & Gas	234,802	—	—	234,802
Oil & Gas Services	163,100	—	—	163,100
Pharmaceuticals	95,643	—	—	95,643

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Real Estate	$119,878	$—	$—	$119,878
Real Estate Investment Trusts	75,850	—	—	75,850
Retail	76,257	—	—	76,257
Semiconductors	123,033	—	—	123,033
Software	321,220	—	—	321,220
Telecommunications	142,680	—	—	142,680
Corporate Bonds**	—	567,515	—	567,515
Convertible Corporate Bonds**	—	139,717	—	139,717
Rights	—	—	4,394	4,394
Purchased Options	368	—	—	368
TOTAL	$3,667,834	$908,232	$4,394	$4,580,460
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,528	$—	$1,528
Equity Swaps	2,714	—	—	2,714
Liabilities
Common Stocks**	(104,794)	—	—	(104,794)
Written Options	(3,846)	—	—	(3,846)
Forward Foreign Currency Exchange Contracts	—	(504)	—	(504)
Equity Swaps	(19,386)	—	—	(19,386)
TOTAL	$(125,312)	$1,024	$—	$(124,288)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers in to Level 3	Balance as of May 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2024
Rights	$3,970	$3,260	$436	$—	$(3,622)	$350	$4,394	$368
Private Investments	800	36	(386)	—	(450)	—	—	—
Total	$4,770	$3,296	$50	$—	$(4,072)	$350	$4,394	$368

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

May 31, 2024

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2024:

Investments in Securities	Fair Value at May 31, 2024	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$4,394	Discounted, probability adjusted value, Broker Quote	Discount Rate, Probability, Broker Quote	10%, 20.25% - 48.60%, $1.75	10%, 39.16%, $1.75

See Notes to Financial Statements.

Annual Report | May 31, 2024

  Statements of Assets and Liabilities

May 31, 2024

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$70,746,688	$4,769,575
At fair value of investments (Note 2)	70,631,812	4,580,460
Cash denominated in foreign currency (Cost $15 and $0)	15	—
Deposits with brokers for securities sold short (Note 2)	7,700,556	105,236
Receivable for investment securities sold	1,656,634	21,124
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	143,750	1,528
Unrealized appreciation on swap contracts	307,088	2,714
Dividends and interest receivable	154,631	15,183
Miscellaneous receivable	—	5,299
Total Assets	80,594,486	4,731,544
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $7,648,053 and $105,349)	7,738,042	104,794
Due to bank	126	59,107
Written options, at value (Note 2) (premiums received $0 and $4,394)	—	3,846
Payable for investment securities purchased	1,505,076	11,815
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	86,909	504
Unrealized depreciation on swap contracts	33,795	19,386
Payable to Adviser (Note 5)	33,010	4,771
Payable for swap dividends and interest	68,054	2,452
Total Liabilities	9,465,012	206,675
NET ASSETS	$71,129,474	$4,524,869
NET ASSETS CONSIST OF:
Paid-in capital	$72,337,670	$4,847,436
Distributable earnings (Accumulated loss)	(1,208,196)	(322,567)
NET ASSETS	$71,129,474	$4,524,869
PRICING OF SHARES:
Net assets	$71,129,474	$4,524,869
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,644,000	459,320
Net asset value per share	$26.90	$9.85

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statements of Operations

For the Year Ended May 31, 2024

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$1,314,667	$40,598
Foreign taxes withheld on dividends	(3,382)	(221)
Interest income	548	13,371
Rebates on short sales, net of fees	62,368	5,822
Total Investment Income	1,374,201	59,570
EXPENSES
Investment advisory fees (Note 5)	514,693	43,495
Dividend expense	57,244	1,897
Total Expenses	571,937	45,392
Fees waived or reimbursed by the Adviser (Note 5)	(137,251)	—
Net Expenses	434,686	45,392
NET INVESTMENT INCOME	939,515	14,178
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	2,856,542	215,576
Purchased option contracts	—	(26,722)
Swap contracts	(1,976,079)	(65,219)
Securities sold short	157,513	(9,780)
Written option contracts	33,766	13,299
Forward currency contracts	304,137	4,161
Foreign currency transactions (Note 9)	69,703	(891)
Net change in unrealized appreciation (depreciation) on:
Investments	2,788,146	29,040
Securities sold short	(89,989)	148
Foreign currency transactions (Note 9)	619	87
Purchased option contracts	—	(106)
Written option contracts	(38,305)	(10,430)
Swap contracts	246,917	(1,346)
Forward currency contracts	41,582	5,885
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	4,394,552	153,702
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,334,067	$167,880

See Notes to Financial Statements.

Annual Report | May 31, 2024

  Statements of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS
Net investment income	$939,515	$433,727	$14,178	$9,191
Net realized gains (losses) from:
Investments	2,856,542	(667,447)	215,576	(136,722)
Purchased option contracts	—	—	(26,722)	—
Swap contracts	(1,976,079)	839,930	(65,219)	20,316
Securities sold short	157,513	109,066	(9,780)	9,498
Written option contracts	33,766	24,493	13,299	2,475
Forward currency contracts	304,137	635,544	4,161	8,186
Foreign currency transactions	69,703	(107,630)	(891)	189
Net change in unrealized appreciation (depreciation) on:
Investments	2,788,146	(1,541,552)	29,040	52,704
Securities sold short	(89,989)	—	148	340
Foreign currency transactions	619	559	87	(1)
Purchased option contracts	—	—	(106)	(1,012)
Written option contracts	(38,305)	38,305	(10,430)	10,978
Swap contracts	246,917	26,376	(1,346)	(15,326)
Forward currency contracts	41,582	(254,159)	5,885	(3,536)
Net increase (decrease) in net assets resulting from operations	5,334,067	(462,788)	167,880	(42,720)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(3,812,281)	(18,643)	(75,270)
Decrease in net assets from distributions to shareholders	—	(3,812,281)	(18,643)	(75,270)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	49,037,487	59,642,538	1,603,802	285,997
Payments for shares redeemed	(42,487,500)	(74,338,348)	—	(185,468)
Net increase (decrease) in net assets from capital share transactions	6,549,987	(14,695,810)	1,603,802	100,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,884,054	(18,970,879)	1,753,039	(17,461)
NET ASSETS
Beginning of year	59,245,420	78,216,299	2,771,830	2,789,291
End of year	$71,129,474	$59,245,420	$4,524,869	$2,771,830

See Notes to Financial Statements.

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AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,					Period Ended
	2024	2023	2022		2021	May 31, 2020(a)
Net asset value, beginning of period	$24.85	$26.12	$25.81		$24.47	$25.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.36	0.15	(0.01)		(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.69	(0.34)	0.32		2.11	(0.52)
Total from investment operations	2.05	(0.19)	0.31		2.07	(0.53)
Less distributions
From net investment income	—	(1.08)	—		—	—
From net realized gains	—	—	—		(0.73)	—
Total distributions	—	(1.08)	—		(0.73)	—
Net asset value, end of period	$26.90	$24.85	$26.12		$25.81	$24.47
Total return(c)	8.25%	(0.88)%	1.20%		8.55%	(2.12	)%(d)
Net assets, end of period (in 000s)	$71,129	$59,245	$78,216		$6,555	$3,769
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)(g)	0.83%	0.76%	0.76%		0.86%	0.75	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(g)(h)	0.63%	0.56%	0.60	%(i)	0.86%	0.75	%(e)
Net investment income (loss)	1.37%	0.56%	(0.02)%		(0.14)%	(0.49	)%(e)
Portfolio turnover rate	550%	449%	414%		594%	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the year.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.08%, 0.01%, 0.01%, 0.03% and 0.00% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.08% and 0.00% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(g)  See Note 5 for a discussion of waiver details.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55%, 0.55%, 0.59%, 0.75% and 0.75% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(i)  Reflects the Adviser's contractual advisory fee limit.

See Notes to Financial Statements.

Annual Report | May 31, 2024

AltShares Event-Driven ETF  Financial Highlights (continued)

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2024	2023	2022(a)	2021(a)		2020(a)
Net asset value, beginning of period	$9.26	$9.64	$13.27	$10.45		$9.88
Income (loss) from investment operations
Net investment income (loss)(b)	0.04	0.03	(0.02)	(0.22)		0.30
Net realized and unrealized gains (losses) on investments and foreign currencies	0.61	(0.18)	(1.20)	4.32		0.47
Total from investment operations	0.65	(0.15)	(1.22)	4.10		0.77
Less distributions
From net investment income	(0.06)	(0.01)	—	(0.45)		(0.06)
From net realized gains	—	(0.22)	(2.41)	(0.83)		(0.14)
Total distributions	(0.06)	(0.23)	(2.41)	(1.28)		(0.20)
Net asset value, end of period	$9.85	$9.26	$9.64	$13.27		$10.45
Total return(c)	7.01%	(1.47)%	(10.57)%	40.98	%(d)	7.84	%(d)
Net assets, end of period (in 000s)	$4,525	$2,772	$2,789	$3,699		$1,909
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.30%	1.28%	3.20%	6.88%		12.53%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.30%	1.28%	1.52%	2.30%		1.66%
Net investment income (loss)	0.41%	0.31%	(0.20)%	(1.79)%		2.97%
Portfolio turnover rate	407%	400%	231%	329%		577%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the year.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.05%, 0.03%, 0.17%, 0.09% and 0.21% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.11%, 0.77% and 0.01% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25%, 1.25%, 1.24%, 1.44% and 1.44% of average net assets for the years ended May 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See Notes to Financial Statements.

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AltShares Trust ETF Funds  Notes to Financial Statements

May 31, 2024

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended May 31, 2024, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at May 31, 2024 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2024, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at May 31, 2024 are disclosed in the Portfolio of Investments.

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Swaps — The Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at May 31, 2024 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2024, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of May 31, 2024, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$143,750	Unrealized depreciation on forward foreign currency exchange contracts	$86,909
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	307,088	Unrealized depreciation on swap contracts	33,795
		$450,838		$120,704

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Location	Assets and Liabilities Fair Value	Liability Derivatives Statements of Location	Assets and Liabilities Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,528	Unrealized depreciation on forward foreign currency exchange contracts	$504
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	2,714	Unrealized depreciation on swap contracts	19,386
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	368		—
Equity Contracts (written option contracts)		—	Written options, at value	3,846
		$4,610		$23,736

The effect of derivative instruments on the Funds' Statements of Operations for the year ended May 31, 2024, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$304,137	$41,582
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,976,079)	246,917
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	33,766	(38,305)
		$(1,638,176)	$250,194

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

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Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$4,161	$5,885
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(65,219)	(1,346)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(26,722)	(106)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	13,299	(10,430)
		$(74,481)	$(5,997)

Volume of derivative instruments held by the Funds during the year ended May 31, 2024, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$21,481,586
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(9,451,001)
Written Option Contracts	Contracts	(81)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$667,974
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(242,319)
Purchased Option Contracts	Contracts	13
Written Option Contracts	Contracts	(20)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2024. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2024:

Merger Arbitrage ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$307,088	$(33,795)	$273,293	$(273,293)	$—	$—
Total	$307,088	$(33,795)	$273,293	$(273,293)	$—	$—
	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$33,795	$(33,795)	$—	$—	$—	$—
Total	$33,795	$(33,795)	$—	$—	$—	$—

Event-Driven ETF

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$2,714	$(2,714)	$—	$—	$—	$—
Total	$2,714	$(2,714)	$—	$—	$—	$—

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

	Gross	Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$19,386	$(2,714)	$16,672	$(16,672)	$—	$—
Total	$19,386	$(2,714)	$16,672	$(16,672)	$—	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of May 31, 2024, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended May 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the year ended May 31, 2024. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

3. INVESTMENT TRANSACTIONS

During the year ended May 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$357,448,701	$13,230,272
Sales and Maturities	343,740,542	12,848,562

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the year ended May 31, 2024 was $42,254,012 and $1,350,815 of in-kind purchases of securities and $36,541,152 and $0 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. Under the voluntary agreement, no waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of May 31, 2024, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Year Ended May 31, 2024		Year Ended May 31, 2023
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	1,860,000	$49,037,487	2,270,000	$59,642,538
Payments for shares redeemed	(1,600,000)	(42,487,500)	(2,880,000)	(74,338,348)
Net increase/(decrease)	260,000	$6,549,987	(610,000)	$(14,695,810)
	Year Ended May 31, 2024		Year Ended May 31, 2023
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	160,000	$1,603,802	30,000	$285,997
Payments for shares redeemed	—	—	(20,000)	(185,468)
Net increase	160,000	$1,603,802	10,000	$100,529

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, convertible bonds, corporate actions, non-deductible excise tax activity, partnership basis adjustments and premium amortization. These have no effect on the Funds' net assets or net asset value per share.

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(1,840,206)	$1,840,206
Event-Driven ETF	14	(14)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2024 and May 31, 2023 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2024	$—	$—	$—
	5/31/2023	3,812,281	—	3,812,281
Event-Driven ETF	5/31/2024	$18,643	$—	$18,643
	5/31/2023	75,270	—	75,270

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$345,907	$5,546
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	(513,552)	(313,582)
Capital loss carryover and late year ordinary loss deferrals	(1,040,551)	(14,531)
Total distributable earnings (accumulated loss)	$(1,208,196)	$(322,567)

As of May 31, 2024, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$743,555	$(1,257,251)	$(513,696)	$71,145,508
Event-Driven ETF	57,154	(367,526)	(310,372)	4,890,832

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, passive foreign investment companies and forward contracts mark to market.

Capital Losses

As of May 31, 2024, the Merger Arbitrage ETF and the Event-Driven ETF had deferred capital loss carryforwards of $1,040,551 and $14,531, respectively, which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

No capital loss carryforwards were utilized by the Funds during the year ended May 31, 2024.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

May 31, 2024

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

Annual Report | May 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of
Trustees of the AltShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AltShares Trust (the Trust) (comprising the AltShares Merger Arbitrage ETF and the AltShares Event-Driven ETF, (collectively referred to as the "Funds")), including the schedules of investments, as of May 31, 2024, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Trust at May 31, 2024, the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the AltShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
AltShares Merger Arbitrage ETF	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the 4 years in the period ended May 31, 2024, and the period from May 7, 2020 (commencement of operations) through May 31, 2020
AltShares Event-Driven ETF	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned

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Report of Independent Registered Public Accounting Firm (continued)

as of May 31, 2024, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Water Island Capital investment companies since 2012.

Minneapolis, Minnesota
July 30, 2024

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Disclosure of Fund Expenses

May 31, 2024 (Unaudited)

As a shareholder of a fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including advisory fees. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers, if any, that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Disclosure of Fund Expenses (continued)

May 31, 2024 (Unaudited)

	Beginning Account Value 12/01/2023	Ending Account Value 05/31/2024	Expense Ratio(a)		Expenses Paid During Period(b)
AltShares Merger Arbitrage ETF
Actual	$1,000.00	$1,017.00	0.71	%(c)	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	0.71	%(c)	$3.59

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

(c)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

	Beginning Account Value 12/01/2023	Ending Account Value 05/31/2024	Expense Ratio(a)		Expenses Paid During Period(b)
AltShares Event-Driven ETF
Actual	$1,000.00	$996.90	1.25	%(c)	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25	%(c)	$6.31

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

(c)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Additional Information

May 31, 2024 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-955-1607 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-855-955-1607 or on the SEC 's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.altsharesetfs.com/resources or upon request by calling 1-855-955-1607. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Approval of Investment Advisory Agreements

May 31, 2024 (Unaudited)

As required under the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of AltShares Trust (the "Trust"), which is comprised of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (each, a "Fund" and, collectively, the "Funds"), determines annually whether to continue each Fund's investment advisory agreement with Water Island Capital, LLC, the investment adviser to each Fund (the "Adviser"). In considering the renewal of the agreements, the Board, including a majority of those Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), as defined in the 1940 Act, met with representatives of the Adviser on May 13, 2024 and May 21, 2024 and in separate executive sessions in advance of and at the May 21, 2024 meeting (collectively, the "Meetings") and approved the continuation of the agreements after concluding that the continuation of the agreements was in the best interests of each Fund and its shareholders.

The Board requested and received materials relating to the agreements in advance of the Meetings. Among other things, the Board considered expense and performance comparisons with other funds in each Fund's peer group as determined by Broadridge Financial Solutions Inc. ("Broadridge"), an independent provider of fund industry data. The Board also considered additional substantial material prepared by the Funds' management, which generally included information including each Fund's average net assets; management fee and expense ratio; investment performance and risk metrics; information about services provided by the Adviser and profitability information. The Board also considered that it had reviewed the Funds' performance and other information requested by the Independent Trustees and provided by the Adviser and other service providers at the Meetings and throughout the year. In reviewing the agreements, the Board considered that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, noted that it would continue to consider information at each regularly scheduled meeting regarding, among other matters, the services provided by the Adviser to the Funds.

In evaluating the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including, among other matters: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and the Adviser's profitability with respect to its services to the Funds; (4) the extent to which economies of scale could be realized by the Adviser as each Fund grows and whether fee levels enable Fund shareholders to share in the benefits of potential economies of scale, if any; and (5) other benefits derived by the Adviser from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board's decision to approve the agreement with respect to each Fund, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In connection with its deliberations, the Board considered information provided by the Adviser throughout the year at regular Board meetings and between Board meetings, presentations from portfolio managers, as well as information furnished at or in advance of the Meetings.

Nature, Extent, and Quality of Services

Based on the written and oral reports received by the Board prior to and at the Meetings, including in executive session, the Board considered the nature, quality, and extent of the services provided by the Adviser under the advisory agreements. The Board also noted information received at regular meetings and at other times throughout the year related to the services rendered by the Adviser. The Trustees further noted their familiarity with the Adviser prior to the inception of the Funds based on their service as board members of a separate registered, open-end management investment company sponsored and advised by the Adviser.

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Approval of Investment Advisory Agreements (continued)

May 31, 2024 (Unaudited)

The Board reviewed information regarding the overall organization and business functions of the Adviser, and considered the background and experience of the Adviser's senior management and the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to each Fund's investment program. The Board also considered that the Adviser provides a number of additional services to each Fund, including oversight of Fund service providers, duties with respect to the Funds' valuations, and operation of the Funds' compliance program. The Board considered the steps that the Adviser had taken during the past year to improve performance, including, without limitation, changes in personnel, enhancements in technology, and the Adviser's focus on evaluating risk and performance for the Funds. The Board also received and considered available information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for advisory services. In this regard, the Board noted that the AltShares Merger Arbitrage ETF uses a passively managed, rules-based investment approach and that there are no other accounts managed by the Adviser with a passive investment strategy. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Funds.

Investment Advisory Fee Rates and Expenses and Performance

The Board reviewed and considered the contractual advisory fee rate for each Fund in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board received and considered information on the contractual advisory fee rate and gross and net total operating expense ratios for each Fund in comparison to those of a group of funds within the Fund's Morningstar category selected independently by Broadridge (the "Peer Group") as well as to a larger group of funds selected by Broadridge in the same Morningstar category (the "Category"). For each Fund, the Board considered information provided by Broadridge on the Fund's effective advisory fee – that is, the contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Peer Group and Category assuming the other funds were similar in size to the Fund. The contractual advisory fee analysis does not take into account any fee waivers or expense reimbursements. The comparisons place a fund in various quartiles, with the first quartile being the lowest cost funds.

The performance of each Fund for the periods ended March 31, 2024, was compared to the performance of the funds within the Fund's Peer Group as well as to a larger group of funds selected by Broadridge in the same Morningstar category, regardless of asset size ("Performance Category"). The comparisons placed each Fund in various quartiles, with the first quartile being the best performing funds. The Board also received and considered additional information provided by the Adviser on comparisons of the performance of each Fund relative to its target index, in the case of AltShares Merger Arbitrage ETF, or to its prospectus benchmark index, in the case of AltShares Event-Driven ETF, and to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Independent Trustees also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.

In evaluating the Funds' performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions; the "style" in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Funds; and fund cash flows.

The Board received a description of Broadridge's methodology for determining peer groups, and factored into its evaluation of each Fund's performance, fees and expenses the limitations inherent

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AltShares Trust ETF Funds  Approval of Investment Advisory Agreements (continued)

May 31, 2024 (Unaudited)

in the methodology for constructing peer groups and determining, from year to year, which funds should be included in which peer groups, among other things. The Board recognized these inherent limitations and, taking into account commentary and information from management, also recognized that comparisons between a Fund and other funds in a peer category may not be as relevant in certain circumstances, given that in some cases a Fund may notably differ (for example, in its management techniques, product structure or relative size) when compared to other funds in the peer group. The Board considered information provided by Broadridge that each Fund's product structure and investment focus limited the number of potential peers, and therefore the number of funds included in each Fund's peer group was relatively small, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the analysis conducted by Broadridge provided a useful measure of comparative performance.

AltShares Merger Arbitrage ETF

AltShares Merger Arbitrage ETF's performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the second quartile of the Performance Category for the one-year period and in the first quartile for the three-year period. The Board also received and considered information regarding the tracking error achieved by the Adviser with respect to the Fund's performance relative to its target index, the Water Island Merger Arbitrage USD Hedged Index, as well as comparisons of the Fund's performance to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Board considered that the Fund had underperformed its target index over the trailing one-year period, and further considered the Adviser's explanation of the reasons for the underperformance and the steps that the Adviser had undertaken to improve the tracking error in the future. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the Fund. In evaluating the Fund's performance, the Board considered that a contractual expense limitation was in effect until September 30, 2022 which limited the Fund's advisory fee to 0.55% of the Fund's average daily net assets, and that without this expense limitation and certain voluntary fee waivers undertaken by the Adviser, the Fund's performance would have been lower. The Trustees recognized the Fund's relatively short track record of investment performance.

The Fund's effective advisory fee was in the first quartile of its Category and at the median of its Peer Group, and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of waivers/reimbursements) was in the first quartile for the Category and below the median of the Peer Group. The Board noted that the Category included actively managed funds, while the Fund is passively managed; the Board further noted that the Fund's adjusted expense ratio (i.e., expenses net of any interest or dividends on short positions) is in line with passively managed merger arbitrage ETF peers. The Board further noted that the impact of certain voluntary fee waivers undertaken by the Adviser. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable.

AltShares Event-Driven ETF

AltShares Event-Driven ETF's performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the second quartile of the Performance Category for the one-year period, in the fourth quartile of the Performance Category for the three-year period, and in the first quartile for the five-year period. The Board also received and considered information regarding the Fund's performance relative to its prospectus benchmark index, as well as comparisons of the Fund's performance to additional securities indices and funds that the Adviser deemed relevant to the Board's considerations. The Fund outperformed its prospectus benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the one- and five-year periods and since inception, and underperformed the index for the three-year period. The Board also reviewed performance in

Annual Report | May 31, 2024

AltShares Trust ETF Funds  Approval of Investment Advisory Agreements (continued)

May 31, 2024 (Unaudited)

relation to certain measures of the degree of investment risk undertaken by the Fund. The Trustees recognized that the Fund succeeded to the assets and operations of its predecessor mutual fund in a conversion transaction that closed on September 17, 2021, and therefore the Fund has a relatively short track record of investment performance during its operation as an exchange traded fund. The Trustees further recognized that high, double-digit returns that the predecessor mutual fund had achieved during favorable market conditions were atypical and may not be repeatable.

The Fund's effective advisory fee was in the third quartile of its Category and Peer Group and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of any waivers/reimbursements) was in the second quartile for the Category and below the median for the Peer Group. It was noted that the median average net asset size of the funds in the Category and Peer Group was significantly larger than that of the Fund. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable.

Adviser Profitability

The Board considered information on the Adviser's profitability in serving as the investment adviser to the Funds. The Board considered that the Adviser had agreed to bear most of each Fund's expenses under a unitary fee arrangement, as specified in the advisory agreements, that each Fund had gathered relatively limited assets since its inception, and that the Adviser had subsidized the Fund's operations. Based on these and other factors, the Board determined that profitability was not a material factor to be considered in connection with the renewal of the agreements.

Economies of Scale

The Board considered whether the Adviser would realize economies of scale with respect to its services to each Fund as the Fund grows larger, including the extent to which this would be reflected in the level of fees paid by each Fund to the Adviser. The Board noted that the advisory fee rate for each Fund does not include breakpoints, and that it was difficult, given the relatively short operating history of AltShares Merger Arbitrage ETF and relatively smaller asset size of each Fund, to accurately evaluate potential economies of scale. The Board also considered that potential economies of scale may be shared with the Funds in manners other than fee breakpoints or fee waivers, including reinvestments in the Adviser's business, additional new product offerings, and pricing to scale from inception, among others. The Board noted that each Fund has a relatively short operating history as an exchange traded fund (ETF), has not gathered significant assets since its inception, and the Adviser has generally subsidized the expense of each Fund's operations. Based on this and other information, the Board determined that under the circumstances, economies of scale was not a material factor to be considered in connection with the renewal of the agreements.

Other Benefits

The Board evaluated the ancillary (or fall-out) benefits being received by the Adviser as a result of its relationship with the Funds. In particular, the Board considered the Adviser's accrual of soft dollar credits in connection with trading transactions for the Funds. The Board also considered that the potential benefits to be derived by the Adviser included the ability to increase its assets under management and, as a result, to have access to additional research resources and benefit to its reputation. The Board concluded that the fall-out benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to funds. The Board deemed these and any other potential fall-out benefits to be not material to the consideration of the advisory agreements.

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AltShares Trust ETF Funds  Approval of Investment Advisory Agreements (continued)

May 31, 2024 (Unaudited)

Other Factors and Broader Review

As discussed above, the Board considered detailed materials received from the Adviser as part of the annual review and at quarterly meetings throughout the year. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed Fund performance and risk reports and compliance reports along with various reports and information evaluating the Adviser's supervisory oversight of third-party service providers to the Funds.

Conclusion

The Board reviewed a memorandum from independent legal counsel discussing the legal standards applicable to its consideration of the advisory agreements. The Independent Trustees met in executive session with members of the Adviser's senior management and Independent Trustee counsel to review such standards and recent developments in this area of the law. The Board noted that it would continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Fund's advisory arrangement, as outlined in its advisory agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

Annual Report | May 31, 2024

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is attached hereto as EX-19.A.1.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2024

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	August 7, 2024